Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of supplemental information related to operating leases
	2020		2021
	$		$
Operating lease cost	991	*	731	*
Weighted Average Remaining Lease Term - Operating leases	7.51 years		9.06 years
Weighted Average Discount Rate - Operating leases	7.63%		8.17%
*	Included unconditional government subsidy $289 and $66 for factory space and dormitories located in Shenzhen in 2020 and 2021 respectively.

Schedule of maturities of lease liabilities
Operating leases
$
Year ending March 31,
2022	823
2023	802
2024	-
2025	-
2026	-
Thereafter	3,275
Total undiscounted cash flows	4,900
Less: imputed interest	(2,937)
Present value of lease liabilities	1,963